RESQ Strategic Income Fund
FUND SUMMARY – RESQ STRATEGIC INCOME FUND
Investment Objective:
The RESQ Strategic Income Fund (the “Fund”) seeks income with an emphasis on total return and capital preservation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RESQ Strategic Income Fund	Class A Shares	Class I Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on purchases	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RESQ Strategic Income Fund		Class A Shares	Class I Shares	Class C Shares
Management Fees		1.45%	1.45%	1.45%
Distribution and Service (12b-1) Fees		0.40%	none	1.00%
Other Expenses		0.58%	0.58%	0.58%
Acquired Fund Fees and Expenses	[1]	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses		2.81%	2.41%	3.41%
Fee Waiver	[2],[3]	(0.23%)	(0.23%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver		2.58%	2.18%	3.18%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Restated to reflect current contractual fees.
[3]	The Fund's Adviser, RESQ Investment Partners, LLC (the "Adviser") has contractually agreed to waive management fees and to make payments to limit Fund expenses, at least until January 31, 2019, so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 2.20%, 1.80% and 2.80% of average daily net assets attributable to Class A, Class I, and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three fiscal years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recapture. These agreements may be terminated only by the Board of Trustees, on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - RESQ Strategic Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	724	1,284	1,869	3,448
Class I Shares	221	730	1,265	2,729
Class C Shares	321	1,026	1,755	3,679

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 935% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing in a portfolio of mutual funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”) that invest in domestic and foreign (including emerging markets) (i) fixed income securities (including bills, notes, debentures, bonds, convertible securities, and any other debt or debt-related securities) whether issued by U.S. or non-U.S. governments, agencies or instrumentalities thereof or corporate entities, and having fixed, variable, floating or inverse floating rates, (ii) fixed income derivatives including options, financial futures, options on futures and swaps, (iii) other evidences of indebtedness, (iv) income producing equity securities (including dividend paying common stocks, preferred stock and real estate investment trusts (“REITs”)) of any market capitalization and (v) commodities. The fixed income securities in which the Fund invests may be of any maturity or credit quality (including “junk bonds”). The Underlying Funds in which the Fund invests may also engage in short selling and use leverage, which furthers the Fund’s investment objective by allowing the Fund to hedge risk to preserve capital. The Fund seeks a positive return through all market cycles and moves to cash positions when the market declines and back into securities when the markets rally. The Fund may be concentrated in certain sectors from time to time. The Fund’s advisor will select the appropriate allocation to achieve the Fund’s objectives based on its proprietary quantitative model.

The quantitative proprietary models use a mathematical-based process to determine, on a daily basis, trends and asset classes in which the fund invests. The mathematical algorithms combine statistical measures such as correlations, standard deviations, and technical indicators (price oscillators and moving averages) to access the performance of an asset class and the overall market. The systems track investment price movements and look for advantageous entry points while at the same time calculating exit strategies for each investment. The quantitative model is regimented and disciplined in a matter that adds an unemotional approach to the purchase and sale of each investment. The Funds seek positive returns through all market cycles and move to cash positions when the market declines and back into securities when the markets rally.

The methodology used by the Adviser in selecting securities for the Fund’s portfolio generally results in high portfolio turnover.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

• Commodity Risk: Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

• Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Currency Risk: The Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Derivatives Risk: Even a small investment in derivatives (which include options, futures and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

• Leverage Risk: Using leverage can magnify the Fund’s potential for gain or loss and; therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Portfolio Turnover Risk: The Fund has had portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

• Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• REIT Risk: The Fund may invest in REITs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

• Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Short Position Risk: The Fund will incur a, potentially unlimited, loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.

• Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

• U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF and mutual fund shares may differ from their NAV. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.RESQFunds.com or by calling 1-877-940-2526.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	6/30/14	3.37%
Worst Quarter:	9/30/15	(2.93)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - RESQ Strategic Income Fund	Label	One Year	Since Inception [1]	Since Inception [2]	Inception Date
Class I Shares	Return before taxes	4.14%	1.00%		Dec. 20, 2013
Class I Shares | Return after taxes on distributions		3.69%	0.24%
Class I Shares | Return after taxes on distributions and sale of Fund shares		2.34%	0.44%
Class A Shares	Return before taxes	(1.12%)	(0.60%)		Dec. 20, 2013
Class C Shares	Return before taxes	3.04%		(1.30%)	Oct. 17, 2014
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		3.54%	3.06%	2.20%
[1]	Since December 20, 2013
[2]	Since October 17, 2014

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

RESQ Dynamic Allocation Fund
FUND SUMMARY – RESQ DYNAMIC ALLOCATION FUND
Investment Objective:
The RESQ Dynamic Allocation Fund (the “Fund”) seeks long term capital appreciation with capital preservation as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RESQ Dynamic Allocation Fund	Class A Shares	Class I Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on purchases	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RESQ Dynamic Allocation Fund		Class A Shares	Class I Shares	Class C Shares
Management Fees		1.45%	1.45%	1.45%
Distribution and Service (12b-1) Fees		0.40%	none	1.00%
Other Expenses		0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses	[1]	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses		2.76%	2.36%	3.36%
Fee Waiver	[2],[3]	(0.22%)	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver		2.54%	2.14%	3.14%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	Restated to reflect current contractual fees.
[3]	The Adviser has contractually agreed to waive management fees and to make payments to limit Fund expenses, at least until January 31, 2019, so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 2.20%, 1.80% and 2.80% of average daily net assets attributable to Class A, Class I, and Class C shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three fiscal years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recapture. These agreements may be terminated only by the Board of Trustees, on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - RESQ Dynamic Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	817	1,362	1,932	3,472
Class I Shares	217	715	1,241	2,679
Class C Shares	317	1,013	1,731	3,634

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ending September 30, 2017 the Fund’s portfolio turnover rate was 1,060% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing, either directly or indirectly through mutual funds and exchange traded funds (“ETFs”) (collectively, “Underlying Funds”), in foreign (including emerging markets) and domestic equity securities, fixed income securities and commodities. The equity securities in which the Fund invests may be of any market capitalization and includes common stocks, preferred stocks, rights, warrants, depositary receipts and real estate investment trusts (“REITs”). The fixed income securities in which the Fund invest may be of any maturity or credit quality (including “junk bonds”) and includes sovereign debt, corporate debt, inflation protected securities, convertible securities, mortgage-backed securities and other asset-backed securities. The Underlying Funds in which the Fund invests may also engage in short selling and use leverage, which furthers the Fund’s investment objective by allowing the Fund to hedge risk to preserve capital. The Fund seeks a positive return through all market cycles and moves to cash positions when the market declines and back into securities when the markets rally. The Fund may be concentrated in certain sectors from time to time. The Fund’s advisor will select the appropriate allocation to achieve the Fund’s objectives based on its proprietary quantitative model.

The quantitative proprietary models use a mathematical-based process to determine, on a daily basis, trends and asset classes in which the fund invests. The mathematical algorithms combine statistical measures such as correlations, standard deviations, and technical indicators (price oscillators and moving averages) to access the performance of an asset class and the overall market. The systems track investment price movements and look for advantageous entry points while at the same time calculating exit strategies for each investment. The quantitative model is regimented and disciplined in a matter that adds an unemotional approach to the purchase and sale of each investment. The Funds seek positive returns through all market cycles and move to cash positions when the market declines and back into securities when the markets rally.

The methodology used by the Adviser in selecting securities for the Fund’s portfolio generally results in high portfolio turnover.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance.

• Asset-Backed Security Risk: When the Fund invests in asset-backed securities, including mortgage backed securities, the Fund is subject to the risk that, if the issuer fails to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.

• Commodity Risk: Commodity-related risks include production risks caused by unfavorable weather, animal and plant disease, geologic and environmental factors. Commodity-related risks also include unfavorable changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Convertible Securities Risk: Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

• Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: Even a small investment in derivatives (which include options, futures and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Fixed Income Risk: The value of the Fund’s direct or indirect investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Inflation Protected Securities Risk: Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.

• Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price. These securities are highly speculative.

• Leverage Risk: Using leverage can magnify the Fund’s potential for gain or loss and; therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Portfolio Turnover Risk: The Fund has had portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

• Preferred Stock Risk: The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

• REIT Risk: The Fund may invest in REITs. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Fund invests.

• Sector Risk: The Fund may be subject to the risk that its assets are invested in a particular sector or group of sectors in the economy and as a result, the value of the Fund may be adversely impacted by events or developments in a sector or group of sectors.

• Short Position Risk: The Fund will incur a, potentially unlimited, loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position.

• Small and Medium Capitalization Company Risk: Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Sovereign Debt Risk: The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. The market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations and certain emerging markets may encounter difficulties in servicing their debt obligations.

• U.S. Government Obligations Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF and mutual fund shares may differ from their NAV. Each investment company and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

The bar chart and performance table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information is available at no cost by visiting www.RESQFunds.com or by calling 1-877-940-2526.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	6/30/16	6.39%
Worst Quarter:	9/30/15	(12.54)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - RESQ Dynamic Allocation Fund	Label	One Year	Since Inception [1]	Since Inception [2]	Inception Date
Class I Shares	Return before taxes	11.94%	0.12%		Dec. 20, 2013
Class I Shares | Return after taxes on distributions		11.94%	(0.51%)
Class I Shares | Return after taxes on distributions and sale of Fund shares		6.76%	(0.18%)
Class A Shares	Return before taxes	4.96%	(1.77%)		Dec. 20, 2013
Class C Shares	Return before taxes	10.77%		(1.40%)	Oct. 17, 2014
S&P 500 TR (reflects no deduction for fees, expenses or taxes)		21.83%	12.35%	13.85%
[1]	Since December 20, 2013
[2]	Since October 17, 2014

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.